Investments in joint ventures and associates (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Amounts Recognized in Financial Statements
The amounts recognised in the balance sheet are as follows:

All figures in £ millions	2019	2018
Associates	7	392
Joint ventures	—	—
Associates classified as held for sale	397	—

Total	404	392

The amounts recognised in the income statement are as follows:

All figures in £ millions	2019	2018
Associates	54	43
Joint ventures	—	1

Total	54	44

Summary of Material Associates and Financial Information of Material Associate
The Group has the following material associates:

	Principal place of business	Ownership interest	Nature of relationship	Measurement method
Penguin Random House Ltd	UK/Global	25%	See below	Equity
Penguin Random House LLC	US	25%	See below	Equity

The summarised financial information of the material associate is detailed below:

	2019	2018
All figures in £ millions	Penguin Random House	Penguin Random House
Assets
Non-current assets	1,346	1,043
Current assets	2,273	1,929
Liabilities
Non-current liabilities	(1,357)	(1,104)
Current liabilities	(1,874)	(1,546)

Net assets	388	322

Sales	2,916	2,775

Profit for the year	205	185
Other comprehensive income/(expense)	(27)	13

Total comprehensive income	178	198

Dividends received from associate in relation to profits	63	67
Re-capitalisation dividends received from associate	—	50
A reconciliation of the summarised financial information to the carrying value of the material associate is shown below:

	2019	2018
All figures in £ millions	Penguin Random House	Penguin Random House
Opening net assets	322	368
Adjustment on initial application of IFRS 16	(7)	—
Exchange differences	(9)	18
Profit for the year	205	185
Other comprehensive income/(expense)	(27)	13
Dividends, net of tax paid	(260)	(262)
Capital contribution	164	—

Closing net assets	388	322
Share of net assets	97	80
Goodwill	300	307

Carrying value of associate	397	387

Summary of Individually Immaterial Associates	Information on other individually immaterial associates is detailed below:

All figures in £ millions	2019	2018
Profit/(loss) for the year	3	(3)

Total comprehensive (expense)/income	3	(3)

Summary of Individually Immaterial Joint Ventures	Information on joint ventures, all of which are individually immaterial, is detailed below:

All figures in £ millions	2019	2018
Profit for the year	—	1

Total comprehensive income	—	1